Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Schedule of Other Income

For the years ended December 31, 2025, 2024 and 2023, other income consists of the following:

	January 1 -	January 1 -	January 1 -
	Dec 31, 2025	Dec 31, 2024	Dec 31, 2023

Loss claim income	373,107	225,376	197,712
Incentive income	83,349	55,484	136,711
Extinguishment of debt liabilities	-	608,542	-
Traffic penalty claim income	-	149,909	92,387
Other	434,785	154,728	231,116
Total	891,241	1,194,039	657,926